Notes Payable by Contractual Maturities - Popular Inc. (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Line Items]
Notes Payable	$ 1,856,372	$ 4,170,183
Popular, Inc. Holding Co.
Debt Disclosure [Line Items]
Notes Payable	760,849	835,793
Notes Payable [Member]
Debt Disclosure [Line Items]
Debt With No Stated Maturity	936,000
Subtotal	2,322,335
Less: Discount	465,963
Notes Payable [Member] | Popular, Inc. Holding Co.
Debt Disclosure [Line Items]
2012
2013	0
2014
2015
2016
Later years	290,812
Debt With No Stated Maturity	936,000
Subtotal	1,226,812
Less: Discount	(465,963)
Notes Payable	$ 760,849